Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020
Statement of Cash Flows [Abstract]
Net loss	$ (1,000,184)	$ (1,048,433)	$ (1,924,750)	$ (2,795,806)
Items not affecting cash
Depreciation	65,381	102,423	130,763	205,122
Stock-based compensation	1,435	12,232	11,985	65,981
Accreted interest	26,278	127,403	49,882	641,840
Non-cash lease expense	25,705	0	62,653	0
Unrealized foreign exchange loss	(11,922)	5,484	(13,683)	5,484
Change in non-cash operating assets & liabilities
Accounts receivable	119,255	(23,558)	(447,129)	63,477
Prepaid expenses, sundry and other assets	3,696	19,654	(33,938)	35,350
Accounts payable, accrued liabilities and employee costs payable	262,254	874,001	483,521	1,892,275
Operating lease liability	(33,606)	0	(71,947)	0
Cash flows provided from (used in) operating activities	(763,766)	66,046	(763,143)	(94,899)
Financing activities
Proceeds from private placement financing	3,069,448	0	3,069,448	0
Cost related to private placement	(38,220)	0	(38,220)	0
Cash flows provided from (used in) financing activities	3,031,228	0	3,031,228	0
Increase (decrease) in cash	2,267,462	66,046	2,268,085	(94,899)
Cash, beginning of period	202,669	6,052	202,046	64,622
Cash, end of period	$ 2,470,131	$ 72,098	$ 2,470,131	$ 72,098